Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) - Recurring fair value measurement - GBP (£)
£ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 1,095	£ 1,075
Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	2	1
Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(1,521)	(1,327)
Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(2)	(1)
Corporate debt | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	23	45
Corporate debt | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Corporate debt | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(22)	(27)
Corporate debt | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Non-asset backed loans | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	360	316
Non-asset backed loans | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	1	0
Non-asset backed loans | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(590)	(521)
Non-asset backed loans | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(1)	0
Private equity investments | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	240	268
Private equity investments | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	1	1
Private equity investments | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(239)	(281)
Private equity investments | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(1)	(1)
Other | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	126	71
Other | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Other | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(124)	(82)
Other | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	123	119
Interest rate derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(186)	(155)
Interest rate derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	11	16
Foreign exchange derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(17)	(22)
Foreign exchange derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	26	79
Credit derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(79)	(71)
Credit derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	186	161
Equity derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(264)	(168)
Equity derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 0	£ 0